Operating Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Abstract]
Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases	The future aggregate minimum lease payments under non-cancellable operating leases are as follows:
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Within one year	$2,918	$3,439
Longer than one year but within five years	5,796	6,375
Longer than five years	779	744
	$9,493	$10,558

Future Aggregate Minimum Lease Collection Under Non-cancellable Operating Leases	The future aggregate minimum lease collection under non-cancellable operating leases are as follows:
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Within one year	$353	$344
Longer than one year but within five years	659	580
Longer than five years	243	206
	$1,255	$1,130